Schedule of credit risk exposure (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	$ 2,018	$ 60	$ 199
A Plus [member]
IfrsStatementLineItems [Line Items]
Total	4	45	11
A1 [member]
IfrsStatementLineItems [Line Items]
Total
A minus [member]
IfrsStatementLineItems [Line Items]
Total
AA minus [member]
IfrsStatementLineItems [Line Items]
Total	84	15	188
Bank Wallets [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,930